FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 6/30/11

Item 1. Schedule of Investments.

N-Q FSMP PE 6/30/11

See Notes to Statement ofInvestments

Quarterly Statement ofInvestments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

Total Investments before Short Term Investments (Cost $118,813,910)		120,677,113
Short Term Investments 22.9%		
U.S. Government and Agency Securities (Cost $99,992) 0.1%		
[d,e]U.S. Treasury Bills, 8/25/11	100,000	99,999
Total Investments before Money Market Funds and Repurchase Agreements (Cost $118,913,902)		120,777,112
	Shares	
Money Market Funds (Cost $4,972,068) 5.0%		
[f,g]Institutional Fiduciary Trust Money Market Portfolio	4,972,068	4,972,068
	Principal Amount	
Repurchase Agreements (Cost $17,612,907) 17.8%		
[h]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $17,612,910)	$17,612,907	17,612,907
Barclays Capital Inc. (Maturity Value $1,509,251)		
BNP Paribas Securities Corp. (Maturity Value $4,024,551)		
Credit Suisse Securities (USA) LLC (Maturity Value $3,018,324)		
Deutsche Bank Securities Inc. (Maturity Value $2,017,911)		
HSBC Securities (USA) Inc. (Maturity Value $1,509,250)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,006,049)		
Morgan Stanley & Co. LLC (Maturity Value $1,509,250)		
UBS Securities LLC (Maturity Value $3,018,324)		
Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 – 9/13/19; [e]U.S. Government Agency Discount Notes, 9/28/11 – 12/28/11; [e]U.S. Treasury Bills, 8/04/11 – 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 – 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 – 6/30/16 (valued at $18,010,077)		
Total Investments (Cost $141,498,877) 144.5%		143,362,087
Other Assets, less Liabilities (44.5)%		(44,115,573)
Net Assets 100.0%		$ 99,246,514

'The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
June 30, 2011, the aggregate value of these securities was $2,595,515, representing 2.62% of net assets.
C Security purchased on a to-be-announced (TBA) basis.
dSecurity or a portion of the security has been segregated as collateral for open future contracts.
'The security is traded on a discount basis with no stated coupon rate.
fNon-income producing.
9The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
hInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2011, all repurchase agreements had been entered into on that date.

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets and liabilities carried at fair value:

7. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011 , the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements with the main objective to improve the accounting for repurchase agreements and other similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective for transactions occurring in interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

N-Q FSMP PE 6/30/11

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2011

By /S/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2011

N-Q FSMP PE 6/30/11